FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value of assets and liabilities measured on recurring basis
Net impairment and restructuring charges	$ 20	$ 10	$ 27
Write-down of goodwill	6	0
Preferred stock and other securities held by captive insurance subsidiaries	1
Impairment charges related to write-down of buildings, equipment and other long-lived assets	12	5
Estimated fair value of the long-term debt instrument as a percentage of carrying value	104.90%	106.30%
Buildings and equipment of previously impaired hospital
Fair value of assets and liabilities measured on recurring basis
Net impairment and restructuring charges	6	5	7
Recurring basis
Fair value of assets and liabilities measured on recurring basis
Investments in Reserve Yield Plus Fund	2	1
Marketable debt securities-noncurrent	22	26
Investments	24	27
LIBOR cap agreement asset	0	0
Recurring basis | Quoted Prices in Active Markets For Identical Assets (Level 1)
Fair value of assets and liabilities measured on recurring basis
Investments in Reserve Yield Plus Fund	0	0
Marketable debt securities-noncurrent	6	8
Investments	6	8
LIBOR cap agreement asset	0	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities measured on recurring basis
Investments in Reserve Yield Plus Fund	2	1
Marketable debt securities-noncurrent	15	17
Investments	17	18
LIBOR cap agreement asset	0	0
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value of assets and liabilities measured on recurring basis
Investments in Reserve Yield Plus Fund	0	0
Marketable debt securities-noncurrent	1	1
Investments	1	1
LIBOR cap agreement asset	0	0
Non-recurring basis
Fair value of assets and liabilities measured on recurring basis
Long-lived assets held for sale	20	25
Goodwill	0
Non-recurring basis | Quoted Prices in Active Markets For Identical Assets (Level 1)
Fair value of assets and liabilities measured on recurring basis
Long-lived assets held for sale	0	0
Goodwill	0
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities measured on recurring basis
Long-lived assets held for sale	20	25
Goodwill	0
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value of assets and liabilities measured on recurring basis
Long-lived assets held for sale	0	0
Goodwill	$ 0